To the Holders of:
Treasury Index LinkEd Securities (TILESSM)
Series 2006-1
CUSIP NO.
Distribution Date
89465GAA3
August 17, 2026
U.S. Bank National Association, as Trustee for the Trust, hereby gives notice with respect to the Distribution Date as follows:
The amount of the distribution payable to the Certificateholders on the Distribution Date allocable to principal and premium, if any, and interest, is as set forth below:
Beginning Principal
Amount
$10,958,000.00
Principal Payment
$0.00
Ending Principal
Amount
$10,958,000.00
Ten Year Constant Maturity
Treasury Rate
4.09%
Fixed Rate
Spread
0.25%
Interest
Amount Due
$
2
37,788.60
Aggregate Interest
Due and Unpaid
$0.00
Total
Distribution
$237,788.60
Additional Information
Swap Counterparty Payment Amount to Trustee
Trustee Payment to Swap Counterparty
Trustee Fees
Expense Account Deposit
$
2
37,788.60 $
3
45,177.00
$
2
,000.00 $
(
2,000.00)
Underlying Security
Payment Dates
Cusip
Goldman Sachs Capital I 6.345% Capital Securities due February 15, 2034
15th of Feb/Aug or NBD
38143VAA7
Current Principal Balance
Annual Coupon Rate (Fixed)
Interest Payment Received
Original Ratings
$10,958,000.00
6.30000%
$345,177.00
Current Ratings
CUSIP
89465GAA3
38143VAA7
Moody’s
S & P
A-
A1
A-
Moody’s
n/a
Baa3
Date
S & P
n/a
29-Oct-20
BB+
Date
10-Dec-21
*The Trustee shall not be held responsible for the selection or use of the CUSIP number nor is any representation made as to its correctness.
It is included for the convenience of the Holders.
The Underlying Security Issuer or Underlying Security Guarantor, as applicable, is subject to the informational requirements of the Exchange Act. The Underlying
Security Issuer or Underlying Security Guarantor, as applicable, currently files reports, proxy statements and other information with the SEC. Those periodic reports, current reports and other reports and other information can be inspected and copied at the public reference facilities maintained by the SEC at Room 1024. 450 Fifth Street,
N.W., Washington, D.C. 20549. Copies of those materials can be obtained by making a written request to the SEC, Public Reference Section, 450 Fifth Street, N.W.,
Washington, D.C. 20549, at prescribed rates. The SEC also maintains a website on the internet at http://www.sec.gov at which users can view and download copies of reports, proxy, information statements and other information filed electronically. In addition, those reports and other information may also be obtained from the underlying security issuer by making a request to the underlying security issuer.